Annual Fund Operating Expenses	Jan. 27, 2026
Unusual Whales Subversive Democratic Trading ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.72%	[1],[2]
Unusual Whales Subversive Republican Trading ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[3],[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.01%	[3],[4]
Expenses (as a percentage of Assets)	0.73%	[3],[4]

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses).
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights because the Management Fee above is based on the Fund’s current contractual arrangement with the Adviser.
[3]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses in this fee table correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, however, the Ratio of Expenses to Average Net Assets reflects a blended rate for the Fund’s previous management fee and does not include AFFE.
[4]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses).